COMMITMENTS AND CONTINGENCIES (Details) - Dec. 31, 2022	CNY (¥)	USD ($)
Purchase Commitments
Outstanding purchase commitments in relation to bandwidth and cloud infrastructure	¥ 634,200	$ 92,000